Risks Arising from Financial Instruments and Risk Management (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Risks Arising from Financial Instruments and Risk Management [Abstract]
Schedule of Foreign Currency Denominated Financial Assets and Liabilities	The Company is exposed to currency risk from the British Pound (“GBP”), Euro (“EUR”) and Canadian dollar (“CAD”) through the following foreign currency denominated financial assets and liabilities:
As at (expressed in GBP)	June 30, 2023	December 31, 2022
Financial assets
Cash and cash held in trust	£8,155	£75,315
Trade and other receivables	86,020	149,223
Loan receivable	400,000	400,000
	£494,175	£624,538
Financial liabilities
Trade and other payables	£929,526	£923,725
Loans and borrowings	31,514	25,000
	£961,040	£948,725
As at (expressed in EUR)	June 30, 2023	December 31, 2022
Financial assets
Cash	€360,742	€42,664
Trade and other receivables	504,075	986,320
	€864,817	€1,028,984
Financial liabilities
Trade and other payables	€3,602,806	€3,201,180
Loans and borrowings	3,170,873	3,307,633
	€6,773,679	€6,508,813
As at (expressed in CAD)	June 30, 2023	December 31, 2022
Financial assets
Cash	$53,475	$140,423
Marketable securities	357,768	357,143
	$411,243	$497,566
Financial liabilities
Trade and other payables	$4,547,627	$3,629,380
Due to related party	982,859	810,206
Holdback payable	511,238	511,238
Lease liabilities	324,768	448,064
Loans and borrowings	1,921,491	—
	$8,287,983	$5,398,888
Foreign exchange risk: is the risk that the fair value of future cash flows for financial instruments will fluctuate because of changes in foreign exchange rates. The Company has not entered into any foreign exchange hedging contracts. The Company is exposed to currency risk from the British Pound (“GBP”), Euro (“EUR”), Lesotho Loti (“LSL”) and Canadian dollar (“CAD”) through the following foreign currency denominated financial assets and liabilities:
As at December 31 (expressed in GBP)	2022	2021
Financial assets
Cash and cash held in trust	£75,315	£2,577,674
Trade and other receivables	149,223	30,983
Loan receivable	400,000	—
	£624,538	£2,608,657
Financial liabilities
Trade and other payables	£923,725	£239,763
Loans and borrowings	25,000	—
	£948,725	£239,763
As at December 31 (expressed in EUR)	2022	2021
Financial assets
Cash	€42,664	€—
Trade and other receivables	986,320	—
	1,028,984	€—
Financial liabilities
Trade and other payables	€3,201,180	€—
Loans and borrowings	3,307,633	—
	€6,508,813	€—
As at December 31 (expressed in CAD)	2022	2021
Financial assets
Cash	$140,423	$255,880
Marketable securities	357,143	—
	$497,566	$255,880
Financial liabilities
Trade and other payables	$3,629,380	$234,711
Due to related party	810,206	—
Holdback payable	511,238	—
Lease liabilities	448,064	—
	$5,398,888	$234,711
As at December 31 (expressed in LSL)	2022	2021
Financial assets
Cash	L —	L 321,646
	L —	L 321,646
Financial liabilities
Lease liabilities	L —	L 38,965,352
Loans and borrowings	—	7,846,551
	L —	L 46,811,903
Foreign exchange risk: is the risk that the fair value of future cash flows for financial instruments will fluctuate because of changes in foreign exchange rates. The Company has not entered into any foreign exchange hedging contracts. The Company is exposed to currency risk from the British Pound (“GBP”), Lesotho Loti (“LSL”) and Canadian dollar (“CAD”) through the following foreign currency denominated financial assets and liabilities:
As at December 31 (expressed in GBP)	2021	2020
Financial assets
Cash	£2,577,674		£—
Trade and other receivables	30,983		344
	£2,608,657		£—
Financial liabilities
Trade and other payables	£239,763	£
	£239,763	£
As at December 31 (expressed in CAD)	2021	2020
Financial assets
Trade and other receivables	$255,880	$—
	$255,880	$—

Financial liabilities
Trade and other payables	$234,711	$—
	$234,711	$—
As at December 31 (expressed in LSL)	2021	2020
Financial assets
Cash	L 321,646	L —
Trade and other receivables
	L 323,667	L —

Financial liabilities
Lease liabilities	L 38,965,352	L —
Loans and borrowings	7,846,551	—
	L 46,811,903	L —